OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LONG-TERM ASSETS
Schedule of other long-term assets

	December 31,
	2021	2020
Deposits(*)	$658	$499
Other	9	19
	$667	$518

(*)Deposits mainly to secure payments to an airline and to support currency hedging activity, a bank guarantee and credit cards.